Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions

22	Related party transactions

22.1	Key management personnel compensation
Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Total short-term remuneration of key management personnel	3,107	3,010	2,441
Share-based compensation	5,116	5,262	987

Total	8,223	8,272	3,428

22.2	Balances with related parties
As of December 31, 2021, the Group has a liability of US$27 related to the acquisition of non
-controlling
interest on VTEX ARG (refer to note 19.2(d)) for additional details).
As at December 31, 2022, the Group does not have any balance with related parties.